Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Oct. 13, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000223272
Account Value [Line Items]
Line Graph and Table Measure Name				USA Mutuals All Seasons Fund - Institutional Class
Accumulated Value	$ 10,000		$ 10,302			$ 11,182		$ 10,198		$ 11,679		$ 12,591		$ 14,437		$ 14,663		$ 14,731		$ 14,866
C000223274
Account Value [Line Items]
Line Graph and Table Measure Name				USA Mutuals Vice Fund - Class A
Accumulated Value		$ 9,424			$ 10,537		$ 12,357		$ 11,242		$ 9,020		$ 13,276		$ 11,736		$ 12,799		$ 12,610		$ 13,154	$ 14,921
C000223277
Account Value [Line Items]
Line Graph and Table Measure Name				USA Mutuals Vice Fund - Class C
Accumulated Value		10,000			11,095		12,912		11,684		9,306		13,595		11,929		12,910		12,626		13,069	14,723
C000223275
Account Value [Line Items]
Line Graph and Table Measure Name				USA Mutuals Vice Fund - Institutional Class
Accumulated Value		10,000			11,211		13,174		12,055		9,696		14,308		12,677		13,862		13,694		14,320	16,290
C000223276
Account Value [Line Items]
Line Graph and Table Measure Name				USA Mutuals Vice Fund - Investor Class
Accumulated Value		10,000			11,179		13,106		11,943		9,581		14,108		12,469		13,598		13,402		13,975	15,858
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,436			11,427		10,629		16,619		19,219		17,734		23,033		24,934		29,373
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			11,569		13,355		13,777		12,294		19,094		20,571		19,139		23,695		25,501	30,735
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			11,569		13,355		13,777		12,294		19,094		20,571		19,139		23,695		25,501	30,735
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			11,569		13,355		13,777		12,294		19,094		20,571		19,139		23,695		25,501	30,735
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			11,569		13,355		13,777		12,294		19,094		20,571		19,139		23,695		25,501	30,735
S&P Target Risk Conservative Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Conservative Index
Accumulated Value	$ 10,000		$ 10,027			$ 10,408		$ 10,511		$ 12,280		$ 12,186		$ 11,589		$ 12,591		$ 13,309		$ 14,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625		13,605		21,271		24,599		22,698		29,480		31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625		13,605		21,271		24,599		22,698		29,480		31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625		13,605		21,271		24,599		22,698		29,480		31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 11,717		$ 13,357		$ 14,625		$ 13,605		$ 21,271		$ 24,599		$ 22,698		$ 29,480		$ 31,913	$ 37,594